Form N-1A Cover	Oct. 09, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Document Creation Date	Oct. 09, 2026
Document Effective Date	Oct. 09, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Oct. 09, 2026